FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Preferred Securities Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Cedric H. Antosiewicz – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: July 31

Date of reporting period: June 30, 2017

Item 1. Proxy Voting Record

Institutional Account Name	Company Name	Ticker	Primary Security ID	Meeting Date	Proponent	Proposal Text	Management Recommendation	Vote Instruction	Vote Against Management
Nuveen Preferred Securities Income Fund	John Hancock Preferred Income Fund III	HPS	41021P103	24-Jan-17	Management	Elect Director James R. Boyle	For	For	No
Nuveen Preferred Securities Income Fund	John Hancock Preferred Income Fund III	HPS	41021P103	24-Jan-17	Management	Elect Director William H. Cunningham	For	For	No
Nuveen Preferred Securities Income Fund	John Hancock Preferred Income Fund III	HPS	41021P103	24-Jan-17	Management	Elect Director Grace K. Fey	For	For	No
Nuveen Preferred Securities Income Fund	John Hancock Preferred Income Fund III	HPS	41021P103	24-Jan-17	Management	Elect Director Hassell H. McClellan	For	For	No
Nuveen Preferred Securities Income Fund	John Hancock Preferred Income Fund III	HPS	41021P103	24-Jan-17	Management	Elect Director Gregory A. Russo	For	For	No
Nuveen Preferred Securities Income Fund	BlackRock Credit Allocation Income Trust	BTZ	092508100	26-Jul-16	Management	Elect Director Catherine A. Lynch	For	For	No
Nuveen Preferred Securities Income Fund	BlackRock Credit Allocation Income Trust	BTZ	092508100	26-Jul-16	Management	Elect Director Richard E. Cavanagh	For	For	No
Nuveen Preferred Securities Income Fund	BlackRock Credit Allocation Income Trust	BTZ	092508100	26-Jul-16	Management	Elect Director Cynthia L. Egan	For	For	No
Nuveen Preferred Securities Income Fund	BlackRock Credit Allocation Income Trust	BTZ	092508100	26-Jul-16	Management	Elect Director Jerrold B. Harris	For	For	No
Nuveen Preferred Securities Income Fund	BlackRock Credit Allocation Income Trust	BTZ	092508100	26-Jul-16	Management	Elect Director Barbara G. Novick	For	For	No

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Preferred Securities Income Fund

By	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz – Chief Administrative Officer

Date

August 29, 2017